Deferred Income Tax Assets and Liabilities - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	$ (26,164)	$ (39,168)
Impact of adoption of IFRS 9		673
Recognized in statements of income	23,983	10,044
Exchange Difference	235	2,287
Deferred Tax Liabilities/Assets, closing balance	(1,946)	(26,164)
Deferred income tax asset	742	1,263
Deferred income tax liability	2,688	27,427
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	(34,653)	(42,620)
Impact of adoption of IFRS 9
Recognized in statements of income	20,138	5,455
Exchange Difference	1,917	2,483
Deferred Tax Liabilities/Assets, closing balance	(12,598)	(34,653)
Property and Equipment | Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	(624)	(776)
Impact of adoption of IFRS 9
Recognized in statements of income	(38)	142
Exchange Difference	520	10
Deferred Tax Liabilities/Assets, closing balance	(66)	(624)
Content Advances and Film Production
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	(34,029)	(41,815)
Recognized in statements of income	20,100	5,313
Exchange Difference	1,397	2,473
Deferred Tax Liabilities/Assets, closing balance	(12,532)	(34,029)
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	8,489	3,452
Impact of adoption of IFRS 9		673
Recognized in statements of income	3,845	4,589
Exchange Difference	(1,682)	(196)
Deferred Tax Liabilities/Assets, closing balance	10,652	8,489
Deferred Tax Assets | Minimum Alternate Tax Carry-Forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	88	927
Impact of adoption of IFRS 9
Recognized in statements of income	2	(778)
Exchange Difference	(6)	(61)
Deferred Tax Liabilities/Assets, closing balance	84	88
Deferred Tax Assets | Property and Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	76	83
Impact of adoption of IFRS 9
Recognized in statements of income	120	(2)
Exchange Difference	(9)	(5)
Deferred Tax Liabilities/Assets, closing balance	187	76
Deferred Tax Assets | Credit Impairment Loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	5,044
Impact of adoption of IFRS 9		673
Recognized in statements of income	(3,740)	4,385
Exchange Difference	(918)	(14)
Deferred Tax Liabilities/Assets, closing balance	386	5,044
Deferred Tax Assets | Content Advances and Film Production
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance
Recognized in statements of income	11,791
Exchange Difference	(2,916)
Deferred Tax Liabilities/Assets, closing balance	8,875
Deferred Tax Assets | Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	3,281	2,442
Impact of adoption of IFRS 9
Recognized in statements of income	(4,328)	984
Exchange Difference	2,167	(116)
Deferred Tax Liabilities/Assets, closing balance	$ 1,120	$ 3,281